CECL - Financial instruments measured at amortized cost and credit losses (Details 1) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Overview of financial instruments measured at amortized cost, by balance sheet position [Line Items]
Accrued interest excluded from amortized cost base of total Financial assets held-at-amortized cost, before allowance of credit losses	SFr 592	SFr 549
Allowance for credit losses on accrued interest excluded from amortized cost base of total Financial assets held at amortized cost	0	0
Accrued interest excluded from amortized cost base of total Interest-bearing deposits with banks	1	1
Accrued interest excluded from amortized cost base of total Securities purchased under resale agreements and securities borrowing transactions		4
Accrued interest excluded from amortized cost base of total Debt securities held-to-maturity	18	10
Accrued interest excluded from amortized cost base of total Loans held at amortized cost	573	534
Financing Receivables,Accrued Interest on Nonaccrual Loans Included	SFr 106	SFr 102